Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Apr. 13, 2017
C000170094
Account Value [Line Items]
Account Value	$ 12,831	$ 11,817	$ 10,993	$ 11,656	$ 11,081	$ 10,791	$ 10,295	$ 10,114	$ 10,000